Condensed Financial Information of Parent Company (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Investment and other income									$ 1,416	$ 1,385	$ 1,426
Total revenues	1,283	1,335	1,093	1,039	1,156	1,255	1,052	1,034	4,750	4,497	4,320
Costs and Expenses:
Other operating and general expenses									376	395	480
Total costs and expenses									4,192	3,803	3,502
Operating earnings before income taxes									558	694	818
Provision for income taxes									239	268	284
Net Earnings Attributable to Shareholders	109	97	48	88	132	143	103	104	342	482	523
AFG [Member]
Revenues:
Dividends from subsidiaries									544	554	673
Equity in undistributed earnings of subsidiaries									164	301	229
Investment and other income									2	4	2
Total revenues									710	859	904
Costs and Expenses:
Interest charges on intercompany borrowings									11	12	13
Interest charges on other borrowings									53	46	37
Other operating and general expenses									65	51	47
Total costs and expenses									129	109	97
Operating earnings before income taxes									581	750	807
Provision for income taxes									239	268	284
Net Earnings Attributable to Shareholders									$ 342	$ 482	$ 523